Condensed consolidated interim statement of profit or loss and other comprehensive result - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenues and other income
Revenues from research and development collaborations	SFr 0	SFr 1,551	SFr 0	SFr 4,289
Total revenues and other income	0	1,551	0	4,289
Operating expenses
Research and development expenses	(10,706)	(13,087)	(22,627)	(27,191)
Selling, general and administrative expenses	(3,994)	(4,440)	(8,214)	(8,932)
Restructuring expenses	(2,617)	0	(2,617)	0
Total operating expenses	(17,317)	(17,527)	(33,458)	(36,123)
Operating result	(17,317)	(15,976)	(33,458)	(31,834)
Financial income	420	912	922	5,447
Financial expenses	(3,501)	(18)	(4,633)	(20)
Net finance result	(3,081)	894	(3,711)	5,427
Result before income taxes	(20,398)	(15,082)	(37,169)	(26,407)
Income taxes	0	0	2	0
Net result, attributable to shareholders	(20,398)	(15,082)	(37,167)	(26,407)
Items that will not be reclassified to profit or loss
Remeasurement of net pension liabilities, net of tax	(2,107)	948	71	3,532
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	1	(5)	7	(4)
Other comprehensive result, net of tax	(2,106)	943	78	3,528
Total comprehensive result, attributable to shareholders	SFr (22,504)	SFr (14,139)	SFr (37,089)	SFr (22,879)
Basic net result per share (in CHF per share)	SFr (0.56)	SFr (0.46)	SFr (1.00)	SFr (0.80)
Diluted net result per share (in CHF per share)	SFr (0.56)	SFr (0.46)	SFr (1.00)	SFr (0.80)